Leases (Details 1)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Leases
Weighted average remaining lease term for operating leases	2 years 5 months 30 days	2 years 4 months 24 days
Weighted average discount rate for operating leases	6.00%	6.00%